Consolidated Statement of Stockholders' Equity	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total USD ($)
Balance, at Dec. 31, 2010	$ 172,982,011	$ 23,410,834	$ (172,490,912)	$ (13,111,399)	$ 10,790,534
Balance, (shares) (in Shares) at Dec. 31, 2010	10,338,702
Stock-based compensation		633,449			633,449
Issuance of common shares pursuant to exercise of options	128,371	(117,586)			10,785
Issuance of common shares pursuant to exercise of options (shares) (in Shares)	20,033
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants	3,928,294				3,928,294
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants (shares) (in Shares)	1,789,900
Currency translation adjustment				(53,066)	(53,066)
Net Income (loss)			(10,083,491)		(10,083,491)
Balance, at Dec. 31, 2011	177,038,676	23,926,697	(182,574,403)	(13,164,465)	5,226,505
Balance, (shares) (in Shares) at Dec. 31, 2011	12,148,635
Stock-based compensation		982,290			982,290
Issuance of common shares pursuant to exercise of options	194,050	(122,959)			71,091
Issuance of common shares pursuant to exercise of options (shares) (in Shares)	38,635
Issuance of common shares pursuant to exercise of warrants	1,512,973				1,512,973
Issuance of common shares pursuant to exercise of warrants (in Shares)	269,485
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants	3,040,119				3,040,119
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants (shares) (in Shares)	1,848,601
Currency translation adjustment				473,825	473,825
Net Income (loss)			29,611,996		29,611,996
Balance, at Dec. 31, 2012	181,785,818	24,786,028	(152,962,407)	(12,690,640)	40,918,799
Balance, (shares) (in Shares) at Dec. 31, 2012	14,305,356
Stock-based compensation		903,005			903,005
Issuance of common shares pursuant to exercise of options	734,872	(345,552)			389,320
Issuance of common shares pursuant to exercise of options (shares) (in Shares)	125,596
Issuance of common shares pursuant to exercise of warrants	2,142,852				2,142,852
Issuance of common shares pursuant to exercise of warrants (in Shares)	305,448
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants	32,038,317				32,038,317
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants (shares) (in Shares)	4,312,500
Currency translation adjustment				(3,134,746)	(3,134,746)
Net Income (loss)			(14,064,226)		(14,064,226)
Balance, at Dec. 31, 2013	$ 216,701,859	$ 25,343,481	$ (167,026,633)	$ (15,825,386)	$ 59,193,321
Balance, (shares) (in Shares) at Dec. 31, 2013	19,048,900